SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF GEOGRAPHICAL INFORMATION

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2023
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$326,926	$149,227	$2,693,592	$3,169,745
Property and equipment	4,089,653	533,575	-	4,623,228
Patents and licenses	-	502,055	-	502,055
Right of use asset	379,462	102,927	-	482,389

Total Assets	$4,796,041	$1,287,784	$2,693,592	$8,777,417

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$465,777	$-	$-	$465,777

Selling, marketing and administration	(2,753,484)	(6,226,291)	(1,815,380)	(10,795,155)
Research and development	(6,249,120)	(3,662,418)	(166,392)	(10,077,930)
Gain on contribution of intellectual property to joint venture	1,031,807	-	-	1,031,807
Interest expense	(27,906)	(42,276)	-	(70,182)
Loss on fair value of derivative warrant liability	-	-	(24,865)	(24,865)
Other income, including interest	-	-	234,990	234,990
Share of loss in joint venture	(1,031,807)	-	-	(1,031,807)

Net loss	$(8,564,733)	$(9,930,985)	$(1,771,647)	$(20,267,365)

2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Investment in joint venture	-	-	-	-
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use asset	55,775	185,272	-	241,047

Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$552,748	$-	$-	$552,748

Selling, marketing and administration	(2,121,596)	(5,885,970)	(1,508,705)	(9,516,271)
Research and development	(6,344,016)	(4,205,177)	(197,550)	(10,746,743)
Gain on contribution of intellectual property to joint venture	1,746,987	-	-	1,746,987
Interest expense	(17,701)	(32,037)	-	(49,738)
Forgiveness of Covid-19 government support loans	-	-	-	-
Other income, including interest	-	-	188,320	188,320
Share of loss in joint venture	(3,211,993)	-	-	(3,211,993)

Net loss	$(9,395,571)	$(10,123,184)	$(1,517,935)	$(21,036,690)

2021

As of December 31,	Asia	US	Canada	Consolidated
Current assets	$537,647	$291,772	$20,959,707	$21,789,126
Investment in joint venture	1,445,251	-	-	1,445,251
Property and equipment	2,787,273	276,961	-	3,064,234
Patents and licenses	-	528,476	-	528,476
Right of use asset	150,134	176,756	-	326,890

Total Assets	$4,920,305	$1,273,965	$20,959,707	$27,153,977

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$209,100	$-	$-	$209,100

Selling, marketing and administration	$(1,563,829)	$(5,460,917)	$(2,030,784)	$(9,055,530)
Research and development	(4,849,553)	(2,679,452)	(636,123)	(8,165,128)
Forgiveness of Covid-19 government support loans	-	186,747	-	186,747
Interest expense	(35,043)	(32,632)	(296,944)	(364,619)
Gain on contribution of intellectual to joint venture	2,587,500	-	-	2,587,500
Other income, including interest	-	-	75,084	75,084
Share of loss in joint venture	(1,142,249)	-	-	(1,142,249)

Net loss	$(4,794,074)	$(7,986,254)	$(2,888,767)	$(15,669,095)